CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net (loss) income	$ (101,042)	$ 9,185	$ 56,495
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation	137,023	131,873	107,089
Amortization of deferred dry-docking costs	9,775	7,147	6,331
Amortization of loan fees	3,992	4,152	1,742
Stock compensation expense	0	487	510
Change in fair value of derivative instruments	10,295	(3,692)	(5,232)
Loss on sale of vessels	364	3,860	0
Vessels impairment charge	65,965	8,922	0
Payments for dry-docking	(14,869)	(12,532)	(11,606)
(Increase) Decrease in:
Receivables, net	(15,995)	8,573	(5,448)
Inventories	(4,095)	2,463	(4,346)
Prepaid insurance and other	504	265	(75)
Capitalized voyage expenses	20	0	0
Increase (Decrease) in:
Payables	(12,460)	(4,045)	23,399
Accrued liabilities	2,072	8,986	5,344
Unearned revenue	(7,604)	5,183	(3,849)
Net Cash provided by Operating Activities	73,945	170,827	170,354
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(16,161)	0	(109,557)
Vessel acquisitions and/or improvements	(1,154)	(293,347)	(466,518)
Proceeds from sale of vessels	17,136	51,550	0
Net Cash used in Investing Activities	(179)	(241,797)	(576,075)
Cash Flows from Financing Activities:
Proceeds from long-term debt	352,872	397,092	777,536
Financing costs	(4,300)	(3,177)	(6,420)
Payments of long-term debt	(508,832)	(400,053)	(411,587)
Sale of treasury stock, net	4,511	10,853	0
Proceeds from preferred stock issuance, net	144,280	111,029	0
Repurchase of Common Shares	0	0	(20,683)
Cash dividends	(44,444)	(39,874)	(40,358)
Net Cash (used in) provided by Financing Activities	(55,913)	75,870	298,488
Net increase (decrease) in cash and cash equivalents and restricted cash	17,853	4,900	(107,233)
Cash and cash equivalents and restricted cash at beginning of period	202,673	197,773	305,006
Cash and cash equivalents and restricted cash at end of period	220,526	202,673	197,773
Interest paid
Cash paid for interest, net of amounts capitalized	67,922	56,580	35,339
Reconciliation of cash and cash equivalents and restricted cash at end of period:
Cash and cash equivalents	204,763	189,763	187,777
Restricted cash	15,763	12,910	9,996
Cash and cash equivalents and restricted cash at end of period	$ 220,526	$ 202,673	$ 197,773